Capital Stock and Changes in Capital Accounts - Dividend to common stock (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Aug. 31, 2022	Aug. 12, 2022	Jul. 27, 2022	Jun. 21, 2022	Jun. 14, 2022	May 30, 2022	Apr. 13, 2022	Apr. 11, 2022	Apr. 01, 2022	Mar. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 29, 2021
Capital Stock and Changes in Capital Accounts
Common stock dividends per share declared			$ 0.1			$ 0.1				$ 0.5
Common stock, shares issued											10,183,996	882,024	882,024
Common stock, shares outstanding											10,183,996	882,024	882,024
Payments of dividends	$ 443				$ 443				$ 2,215		$ 3,101
Class A warrants
Capital Stock and Changes in Capital Accounts
Cash paid to warrant holders per share		$ 0.1			$ 0.1				$ 0.5
Payments of dividends	144			$ 144			$ 724
Common Stock
Capital Stock and Changes in Capital Accounts
Common stock, shares issued		2,982,909			2,982,909				2,982,909
Common stock, shares outstanding		2,982,909			2,982,909				2,982,909
Payments of dividends	$ 299			$ 299				$ 1,491			$ 2,089
Common Stock | Class A warrants
Capital Stock and Changes in Capital Accounts
Aggregate number of shares called by warrants exercisable		1,447,400			1,447,400				1,447,400